Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Bharat Dynamics Ltd.	48,617	$646,707
Data Patterns India Ltd.(a)	21,071	429,605
Garden Reach Shipbuilders & Engineers Ltd.	30,481	167,351
		1,243,663
Air Freight & Logistics — 0.8%
Allcargo Logistics Ltd.	66,660	214,296
Allcargo Terminals Ltd.	70,866	34,940
Blue Dart Express Ltd.	6,379	479,887
Delhivery Ltd.(a)	195,950	826,425
Mahindra Logistics Ltd.(b)	35,945	156,305
TCI Express Ltd.	10,300	197,420
TransIndia Realty and Logistics Parks Ltd.	70,866	34,940
Transport Corp. of India Ltd.	25,836	221,299
		2,165,512
Automobile Components — 4.4%
Apollo Tyres Ltd.	341,480	1,611,462
Asahi India Glass Ltd.	78,423	427,647
Ceat Ltd.	21,749	506,448
Endurance Technologies Ltd.(b)	30,833	534,160
Exide Industries Ltd.(a)	457,027	1,165,450
JBM Auto Ltd.	25,924	252,825
JK Tyre & Industries Ltd.	92,335	205,927
Mahindra CIE Automotive Ltd.	101,988	559,268
Minda Corp. Ltd.	70,602	241,981
Motherson Sumi Wiring India Ltd.	1,901,708	1,327,864
Sansera Engineering Ltd.(b)	22,681	215,546
Sundaram Clayton Ltd.	5,532	288,269
Sundram Fasteners Ltd.	112,982	1,539,558
Suprajit Engineering Ltd.	75,251	343,302
UNO Minda Ltd.	186,757	1,253,241
Varroc Engineering Ltd.(a)(b)	42,220	157,250
ZF Commercial Vehicle Control Systems India Ltd.	5,124	659,380
		11,289,578
Automobiles — 0.1%
Maharashtra Scooters Ltd.	2,910	187,888

Banks — 4.0%
City Union Bank Ltd.	390,144	589,325
DCB Bank Ltd.	167,104	237,729
Equitas Small Finance Bank Ltd.(a)(b)	595,671	620,865
Federal Bank Ltd.	1,683,312	2,544,384
IDFC First Bank Ltd.(a)	3,487,254	3,013,358
Indian Bank	267,859	872,332
Jammu & Kashmir Bank Ltd. (The)(a)	316,066	219,356
Karnataka Bank Ltd. (The)	167,487	306,097
Karur Vysya Bank Ltd. (The)	429,780	549,885
RBL Bank Ltd.(a)(b)	486,124	950,865
South Indian Bank Ltd. (The)(a)	1,123,636	233,781
Ujjivan Small Finance Bank Ltd.(b)	596,872	265,856
		10,403,833
Beverages — 0.4%
Radico Khaitan Ltd.	79,061	1,116,309

Biotechnology — 0.5%
Biocon Ltd.	449,254	1,330,800

Building Products — 2.4%
Astral Ltd.	129,984	2,857,588
Security	Shares	Value

Building Products (continued)
Blue Star Ltd.	62,143	$1,081,671
Cera Sanitaryware Ltd.	6,294	572,011
Kajaria Ceramics Ltd.	85,616	1,321,471
Prince Pipes and Fittings Ltd.	42,086	320,209
		6,152,950
Capital Markets — 3.8%
360 ONE WAM Ltd.	172,316	870,633
Angel One Ltd.	35,882	582,544
BSE Ltd.	72,779	489,873
Central Depository Services India Ltd.	55,064	690,220
CRISIL Ltd.	19,424	891,213
Dhani Services Ltd.(a)	99,632	41,809
Edelweiss Financial Services Ltd.	572,183	467,032
ICICI Securities Ltd.(b)	88,491	530,080
IDFC Ltd.	1,287,603	1,540,964
Indian Energy Exchange Ltd.(b)	468,556	865,362
JM Financial Ltd.	467,655	396,247
Kfin Technologies Ltd.(a)	54,594	221,756
Motilal Oswal Financial Services Ltd.	39,715	305,639
Multi Commodity Exchange of India Ltd.	27,400	481,297
Nippon Life India Asset Management Ltd.(b)	137,323	414,252
Share India Securities Ltd.	11,150	174,266
Tata Investment Corp. Ltd.	13,602	363,470
UTI Asset Management Co. Ltd.	48,700	416,608
		9,743,265
Chemicals — 12.4%
Aarti Industries Ltd.	194,911	1,205,430
Advanced Enzyme Technologies Ltd.	48,676	162,043
Akzo Nobel India Ltd.	9,866	292,410
Alkyl Amines Chemicals.	16,485	493,336
Anupam Rasayan India Ltd.	23,113	325,748
Archean Chemical Industries Ltd., NVS(a)	36,983	243,718
Astec Lifesciences Ltd.	85	1,431
Atul Ltd.	16,056	1,305,887
Balaji Amines Ltd.	10,653	270,602
BASF India Ltd.	11,809	360,919
Bayer CropScience Ltd.	14,780	755,296
Carborundum Universal Ltd.	112,342	1,559,810
Castrol India Ltd.	432,721	586,982
Chambal Fertilisers and Chemicals Ltd.	182,382	616,839
Chemplast Sanmar Ltd.(a)	78,551	430,870
Clean Science and Technology	23,283	398,611
Coromandel International Ltd.	126,468	1,466,302
Deepak Fertilisers & Petrochemicals Corp. Ltd.	74,663	481,194
Deepak Nitrite Ltd.	66,005	1,652,660
EID Parry India Ltd.	87,094	495,331
Fine Organic Industries Ltd.	8,404	456,332
Fineotex Chemical Ltd.	43,421	154,523
Finolex Industries Ltd.	271,963	584,119
Galaxy Surfactants Ltd.	11,664	347,306
GHCL Ltd.	69,341	405,502
Gujarat Alkalies & Chemicals Ltd.	20,428	159,931
Gujarat Fluorochemicals Ltd.	29,072	1,196,869
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	91,922	652,814
Gujarat State Fertilizers & Chemicals Ltd.	226,651	430,735
Himadri Speciality Chemical Ltd.	186,126	287,186
Indigo Paints Ltd.	11,768	207,011
Jubilant Ingrevia Ltd.	68,380	323,963
Kansai Nerolac Paints Ltd.	147,630	785,956

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Laxmi Organic Industries Ltd.	70,971	$219,577
Linde India Ltd.	23,160	1,106,200
Meghmani Finechem Ltd.	13,971	156,203
Navin Fluorine International Ltd.	34,637	1,951,683
Neogen Chemicals Ltd.	10,613	206,247
NOCIL Ltd.	108,513	288,180
Paradeep Phosphates Ltd., NVS(a)(b)	322,440	209,930
PCBL Ltd.	183,848	303,200
Polyplex Corporation Ltd.	17,200	281,756
Privi Specility Chemical Ltd.	8,507	114,706
Rain Industries Ltd.	204,062	375,765
Rallis India Ltd.	84,218	192,973
Rashtriya Chemicals & Fertilizers Ltd.	152,573	188,800
Rossari Biotech Ltd.	18,698	165,183
Sharda Cropchem Ltd.	29,921	173,856
Solar Industries India Ltd.	29,193	1,322,549
Sumitomo Chemical India Ltd.	109,201	525,470
Supreme Industries Ltd.	68,300	2,278,826
Supreme Petrochem Ltd., NVS	72,117	313,329
Tata Chemicals Ltd.	164,372	1,925,917
Tatva Chintan Pharma Chem Ltd.	6,215	124,466
Vinati Organics Ltd.	28,161	618,945
		32,141,427
Commercial Services & Supplies — 0.3%
CMS Info Systems Ltd.	61,795	242,793
ION Exchange India Ltd.	8,043	370,680
SIS Ltd.(a)	43,272	207,731
		821,204
Communications Equipment — 0.3%
Sterlite Technologies Ltd.	171,447	308,097
Tejas Networks Ltd.(a)(b)	63,371	533,073
		841,170
Construction & Engineering — 3.4%
Dilip Buildcon Ltd.(b)	801	2,060
Engineers India Ltd.	272,174	364,366
G R Infraprojects Ltd.(a)	21,190	322,217
HG Infra Engineering Ltd.	17,521	191,736
IRB Infrastructure Developers Ltd., NVS	1,596,245	550,616
IRCON International Ltd.(b)	220,979	216,754
Kalpataru Projects International Ltd.	95,598	619,916
KEC International Ltd.	140,861	888,487
KNR Constructions Ltd.	153,015	456,438
NBCC India Ltd.	682,251	349,097
NCC Ltd./India.	405,096	583,104
PNC Infratech Ltd.	126,503	479,876
Power Mech Projects Ltd.	4,716	181,140
Praj Industries Ltd.	124,298	590,676
Rail Vikas Nigam Ltd.	317,706	460,822
Sterling and Wilson Renewable Energy Ltd.(a)	45,785	157,754
Techno Electric & Engineering Co. Ltd.	47,445	226,433
Voltas Ltd.	213,414	2,115,776
		8,757,268
Construction Materials — 2.8%
Birla Corp. Ltd.	29,762	403,211
Dalmia Bharat Ltd.	80,643	2,075,047
HeidelbergCement India Ltd.	65,599	136,105
India Cements Ltd. (The)	135,244	330,266
JK Cement Ltd.	37,391	1,449,184
JK Lakshmi Cement Ltd.	67,499	540,189
Security	Shares	Value

Construction Materials (continued)
Nuvoco Vistas Corp. Ltd.(a)	116,862	$477,308
Prism Johnson Ltd.(a)	140,058	204,613
Ramco Cements Ltd. (The)	114,344	1,247,629
Rhi Magnesita India Ltd.	61,128	483,900
		7,347,452
Consumer Finance — 2.4%
Cholamandalam Financial Holdings Ltd.	100,964	975,299
CreditAccess Grameen Ltd.(a)	51,161	762,541
Fusion Micro Finance Ltd., NVS	32,372	203,254
Mahindra & Mahindra Financial Services Ltd.	530,570	1,820,392
Manappuram Finance Ltd.	578,416	769,757
MAS Financial Services Ltd.(b)	18,097	160,901
Paisalo Digital Ltd.	309,930	203,606
Poonawalla Fincorp Ltd.	251,520	1,049,047
Spandana Sphoorty Financial Ltd.(a)	23,342	202,401
		6,147,198
Containers & Packaging — 0.1%
EPL Ltd.	163,326	357,391

Financial Services — 4.5%
Aavas Financiers Ltd.(a)	55,259	932,976
Aditya Birla Capital Ltd.(a)	494,039	1,015,405
Aptus Value Housing Finance India Ltd.	154,403	488,488
Can Fin Homes Ltd.	85,913	733,702
Home First Finance Company India Ltd.(b)	37,474	326,218
IIFL Finance Ltd.	184,094	990,247
Indiabulls Housing Finance Ltd.(a)	337,681	469,178
Infibeam Avenues Ltd.(a)	1,036,926	188,372
L&T Finance Holdings Ltd.	814,607	1,023,999
LIC Housing Finance Ltd.	325,333	1,461,165
Piramal Enterprises Ltd.	127,693	1,189,164
PNB Housing Finance Ltd.(a)(b)	99,496	606,895
REC Ltd.	1,274,245	2,177,932
		11,603,741
Diversified Telecommunication Services — 1.1%
HFCL Ltd.	753,942	588,545
Railtel Corp. of India Ltd.	105,507	150,729
Tata Communications Ltd.	107,267	1,681,075
Tata Teleservices Maharashtra Ltd.(a)	529,057	392,426
		2,812,775
Electric Utilities — 0.7%
CESC Ltd.	652,464	545,302
Reliance Infrastructure Ltd.(a)	214,448	348,293
Torrent Power Ltd.	155,050	1,032,553
		1,926,148
Electrical Equipment — 3.2%
Amara Raja Batteries Ltd.	91,842	666,538
Bharat Heavy Electricals Ltd.	1,123,339	1,110,435
Elecon Engineering Co. Ltd.	42,424	270,641
Finolex Cables Ltd.	74,009	715,214
Graphite India Ltd.	74,630	292,858
HEG Ltd.	15,040	209,875
Hitachi Energy India Ltd.	11,613	539,567
KEI Industries Ltd.	63,043	1,519,797
Olectra Greentech Ltd.	45,439	403,063
Polycab India Ltd.	648	26,786
Suzlon Energy Ltd.(a)	7,731,049	1,095,708
Triveni Turbine Ltd.	153,824	742,878

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
V-Guard Industries Ltd.	189,246	$574,313
		8,167,673
Electronic Equipment, Instruments & Components — 0.7%
Kaynes Technology India Ltd., NVS	15,237	263,497
Redington Ltd.	630,376	1,325,816
Syrma SGS Technology Ltd.(a)	42,655	202,443
		1,791,756
Entertainment — 0.7%
Chennai Super Kings Cricket Ltd., (Acquired 10/08/15, Cost: $—)(c)(d)	206,787	25
Nazara Technologies Ltd.(a)	33,222	257,102
PVR Inox Ltd.(a)	73,745	1,260,251
Saregama India Ltd.	74,450	291,687
		1,809,065
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	51,171	501,637

Food Products — 1.6%
Avanti Feeds Ltd.	58,605	276,579
Balrampur Chini Mills Ltd.	130,171	616,815
Bikaji Foods International Ltd.(a)	51,960	239,885
Bombay Burmah Trading Co.	18,564	214,976
CCL Products India Ltd.	80,183	614,619
Gujarat Ambuja Exports Ltd.	73,722	215,557
Hindustan Foods Ltd.(a)	30,167	206,598
Kaveri Seed Co. Ltd.	21,686	131,661
KRBL Ltd.	50,661	223,055
LT Foods Ltd.	153,789	212,768
Shree Renuka Sugars Ltd.(a)	691,522	350,026
Tata Coffee Ltd.	80,005	223,451
Triveni Engineering & Industries Ltd.	78,145	259,409
Zydus Wellness Ltd.	17,307	304,619
		4,090,018
Gas Utilities — 1.1%
Gujarat Gas Ltd.	185,066	1,131,489
Gujarat State Petronet Ltd.	303,364	1,100,619
Mahanagar Gas Ltd.	53,111	678,326
		2,910,434
Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	31,429	370,096

Health Care Providers & Services — 2.6%
Aster DM Healthcare Ltd.(a)(b)	160,430	522,684
Dr Lal PathLabs Ltd.(b)	40,124	984,236
Fortis Healthcare Ltd.(a)	487,110	1,613,119
Global Health Ltd., NVS(a)	72,101	515,626
Krishna Institute Of Medical Sciences Ltd.(a)(b)	46,827	919,046
Metropolis Healthcare Ltd.(b)	28,059	441,410
Narayana Hrudayalaya Ltd.	77,840	839,388
Rainbow Children's Medicare Ltd.	54,575	650,089
Vijaya Diagnostic Centre Pvt Ltd.	45,789	212,484
		6,698,082
Hotels, Restaurants & Leisure — 1.8%
Barbeque Nation Hospitality Ltd.(a)	21,823	159,791
Chalet Hotel Ltd.(a)	66,546	348,199
Delta Corp. Ltd.	71,294	208,726
Devyani International Ltd.(a)	323,941	721,659
Easy Trip Planners Ltd., NVS(a)	371,236	205,998
EIH Ltd.(a)	201,747	508,384
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Lemon Tree Hotels Ltd.(a)(b)	472,801	$547,612
Mahindra Holidays & Resorts India Ltd.(a)	64,250	239,176
Restaurant Brands Asia Ltd.(a)	296,298	387,227
Sapphire Foods India Ltd.(a)	34,819	612,370
Westlife Development Ltd.(a)	66,903	623,226
		4,562,368
Household Durables — 2.8%
Amber Enterprises India Ltd.(a)	18,464	471,922
Bajaj Electricals Ltd.	50,407	695,682
Borosil Ltd.(a)	32,007	163,703
Crompton Greaves Consumer Electricals Ltd.	684,045	2,269,860
Dixon Technologies India Ltd.	32,024	1,499,618
LA Opala RG Ltd.	41,325	197,603
Orient Electric Ltd.	139,854	403,353
Sheela Foam Ltd.(a)	32,080	391,026
Symphony Ltd.	18,815	192,732
TTK Prestige Ltd.	45,111	374,375
Whirlpool of India Ltd.	34,766	598,977
		7,258,851
Household Products — 0.2%
Jyothy Labs Ltd.	162,028	409,577

Independent Power and Renewable Electricity Producers — 0.2%
Jaiprakash Power Ventures Ltd.(a)	3,352,659	242,755
Reliance Power Ltd.(a)	2,607,983	407,268
		650,023
Industrial Conglomerates — 0.7%
3M India Ltd.	3,028	920,200
Apar Industries Ltd.	16,742	561,598
Godrej Industries Ltd.(a)	72,401	419,689
		1,901,487
Insurance — 1.6%
Max Financial Services Ltd.(a)	259,785	2,216,267
PB Fintech Ltd.(a)	217,816	1,592,632
Religare Enterprises Ltd.(a)	97,319	199,680
		4,008,579
Interactive Media & Services — 0.2%
Brightcom Group Ltd.	1,084,328	244,321
Just Dial Ltd.(a)	20,241	170,583
		414,904
IT Services — 3.5%
Coforge Ltd.	42,679	2,344,600
Happiest Minds Technologies Ltd.	70,607	783,865
Hinduja Global Solutions Ltd.	13,327	181,687
Mastek Ltd.	15,671	388,900
NIIT Ltd.(a)	80,845	390,590
Persistent Systems Ltd.	53,420	3,309,083
Sonata Software Ltd.	89,406	1,048,828
Zensar Technologies Ltd.	117,581	524,347
		8,971,900
Life Sciences Tools & Services — 0.7%
Syngene International Ltd.(b)	193,339	1,692,993
Tarsons Products Ltd.(a)	17,885	120,554
		1,813,547
Machinery — 7.7%
Action Construction Equipment Ltd.	31,349	178,852
AIA Engineering Ltd.	45,643	1,690,362
Ashok Leyland Ltd.	1,578,693	2,787,746

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
BEML Ltd., (Acquired 09/19/22, Cost: $378,392)(d)	20,536	$356,279
Cochin Shipyard Ltd.(b)	42,319	253,729
Craftsman Automation Ltd.	7,952	357,999
Cummins India Ltd.	149,045	3,166,143
Elgi Equipments Ltd.	201,643	1,300,718
ESAB India Ltd.	5,120	238,870
Escorts Kubota Ltd.	34,877	915,974
GMM Pfaudler Ltd.	29,559	524,394
Greaves Cotton Ltd.	102,899	161,916
Grindwell Norton Ltd.	47,625	1,199,806
Ingersoll Rand India Ltd.	8,505	281,004
ISGEC Heavy Engineering Ltd.	32,099	228,381
Jamna Auto Industries Ltd.	201,448	240,145
Kennametal India Ltd.	6,172	175,144
Kirloskar Oil Engines Ltd.	92,655	453,013
KSB Ltd.	13,289	338,618
Lakshmi Machine Works Ltd.	3,969	549,329
MTAR Technologies Ltd.(a)	18,513	424,247
Rolex Rings Ltd.(a)	13,433	313,275
SKF India Ltd.	26,582	1,417,885
Thermax Ltd.	44,847	1,264,760
Timken India Ltd.	24,266	968,081
		19,786,670
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	148,862	170,436
Shipping Corp. of India Ltd.	158,258	53,848
		224,284
Media — 1.4%
Affle India Ltd.(a)	58,414	676,033
Network18 Media & Investments Ltd.(a)	167,801	124,138
Sun TV Network Ltd.	85,324	457,626
TV18 Broadcast Ltd.(a)	483,195	204,740
Zee Entertainment Enterprises Ltd.	929,611	2,187,468
		3,650,005
Metals & Mining — 3.4%
APL Apollo Tubes Ltd.	178,938	2,454,934
Godawari Power and Ispat Ltd.	46,743	202,979
Hindustan Copper Ltd.	259,974	355,421
Jindal Saw Ltd.	119,574	350,973
Jindal Stainless Ltd.	402,238	1,426,100
Kirloskar Ferrous Industries Ltd.	52,555	278,390
Maharashtra Seamless Ltd.	36,022	195,345
National Aluminium Co. Ltd.	905,630	915,836
Nmdc Steel Limited, NVS(a)	709,593	374,816
Rajratan Global Wire Ltd.	17,074	157,885
Ramkrishna Forgings Ltd.	70,088	328,573
Ratnamani Metals & Tubes Ltd.	30,726	858,462
Sarda Energy & Minerals Ltd.	11,590	163,536
Usha Martin Ltd.	141,038	388,064
Welspun Corp. Ltd.	84,371	257,202
		8,708,516
Broadline Retail — 0.3%
RattanIndia Enterprises Ltd.(a)	364,856	166,569
Shoppers Stop Ltd.(a)	41,879	384,713
V-Mart Retail Ltd.	10,623	260,838
		812,120
Oil, Gas & Consumable Fuels — 1.0%
Aegis Logistics Ltd.	153,848	665,835
Great Eastern Shipping Co. Ltd. (The)	105,286	873,704
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gujarat Mineral Development Corp. Ltd.	87,759	$177,616
Oil India Ltd.	297,065	922,955
		2,640,110
Paper & Forest Products — 0.7%
Century Plyboards India Ltd.	60,665	407,934
Century Textiles & Industries Ltd.	55,085	530,924
Greenpanel Industries Ltd.	65,934	258,814
JK Paper Ltd.	72,867	289,221
West Coast Paper Mills Ltd.	31,841	209,106
		1,695,999
Personal Care Products — 0.4%
Emami Ltd.	213,477	1,009,915

Pharmaceuticals — 5.0%
Aarti Drugs Ltd.	39,105	206,607
Aarti Pharmalabs Ltd., NVS(a)	54,269	242,083
Ajanta Pharma Ltd.	48,223	761,891
Alembic Pharmaceuticals Ltd.	52,844	348,876
AstraZeneca Pharma India Ltd.	5,487	236,416
Caplin Point Laboratories Ltd.	24,131	217,669
Eris Lifesciences Ltd.(b)	45,002	348,828
FDC Ltd./India(a)	52,943	190,598
Gland Pharma Ltd.(a)(b)	32,495	362,649
GlaxoSmithKline Pharmaceuticals Ltd.	37,136	586,058
Glenmark Pharmaceuticals Ltd.	151,716	1,096,560
Granules India Ltd.	143,155	487,981
Hikal Ltd.	48,100	177,097
Indoco Remedies Ltd.	40,391	171,665
Ipca Laboratories Ltd.	150,052	1,270,146
JB Chemicals & Pharmaceuticals Ltd.	38,149	969,602
Jubilant Pharmova Ltd.	72,833	290,245
Laurus Labs Ltd.(b)	376,507	1,504,238
Natco Pharma Ltd.	89,670	670,669
Piramal Pharma Ltd., NVS(a)	519,791	510,711
Procter & Gamble Health Ltd.	8,187	517,992
Sanofi India Ltd.	8,668	711,444
Strides Pharma Science Ltd.(a)	62,511	271,440
Sun Pharma Advanced Research Co. Ltd.(a)	60,769	138,941
Suven Pharmaceuticals Ltd.	111,481	642,595
Wockhardt Ltd.(a)	55,871	113,748
		13,046,749
Professional Services — 1.3%
BLS International Services Ltd.	101,738	224,716
Computer Age Management Services Ltd.	34,246	916,379
eClerx Services Ltd.	23,724	466,836
Firstsource Solutions Ltd.	340,144	552,452
Latent View Analytics Ltd.(a)	50,569	205,850
Quess Corp. Ltd.(b)	63,760	312,435
RITES Ltd.	51,698	233,946
TeamLease Services Ltd.(a)	12,179	326,960
		3,239,574
Office REITs — 1.3%
Brookfield India Real Estate Trust(b)	126,826	421,288
Embassy Office Parks REIT	560,628	2,087,077
Mindspace Business Parks REIT(b)	255,083	941,435
		3,449,800
Real Estate Management & Development — 2.6%
BEML Ltd., NVS(a)	18,725	34,889
Brigade Enterprises Ltd.	126,377	858,480

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Indiabulls Real Estate Ltd.(a)	496,438	$402,844
Mahindra Lifespace Developers Ltd.	84,714	460,398
NESCO Ltd.	23,390	171,043
Oberoi Realty Ltd.	136,851	1,537,562
Phoenix Mills Ltd. (The)	105,644	1,872,037
Prestige Estates Projects Ltd.	150,874	880,256
Sobha Ltd.	41,639	261,772
Sunteck Realty Ltd.	47,255	160,510
		6,639,791
Ground Transportation — 0.1%
VRL Logistics Ltd.(a)	38,000	341,955

Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	49,615	326,752

Software — 2.9%
Birlasoft Ltd.	177,350	734,573
CE Info Systems Ltd.(a)	13,046	170,601
Cyient Ltd.	89,181	1,397,928
Intellect Design Arena Ltd.	89,455	632,455
KPIT Technologies Ltd.	177,749	2,279,887
Oracle Financial Services Software Ltd.	23,227	1,019,040
Rategain Travel Technologies Ltd.(a)	37,728	171,928
Route Mobile Ltd.	29,847	517,291
Tanla Platforms Ltd.	70,819	673,220
		7,596,923
Specialty Retail — 0.2%
Arvind Fashions Ltd.(a)	49,983	172,619
Go Fashion India Ltd.(a)	20,456	266,422
PC Jeweller Ltd.(a)	28,236	8,020
		447,061
Textiles, Apparel & Luxury Goods — 3.1%
Aditya Birla Fashion and Retail Ltd.(a)	355,156	863,872
Alok Industries Ltd.(a)	1,325,544	215,190
Bata India Ltd.	69,107	1,321,842
Campus Activewear Ltd.(a)	66,775	245,154
Garware Technical Fibres Ltd.	10,167	372,283
GHCL Textiles Ltd.	71,954	38,259
Indo Count Industries Ltd.	73,689	153,804
KPR Mill Ltd.	91,893	636,951
LUX Industries Ltd.(a)	8,450	151,117
Rajesh Exports Ltd.	64,708	434,255
Raymond Ltd.	35,795	676,145
Relaxo Footwears Ltd.	54,555	594,096
Safari Industries India Ltd.	8,924	292,679
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Trident Ltd.	1,387,682	$546,706
Vaibhav Global Ltd.	53,399	193,948
Vardhman Textiles Ltd.(a)	108,821	422,946
VIP Industries Ltd.	69,379	508,009
Welspun India Ltd.	269,116	299,511
		7,966,767
Tobacco — 0.2%
Godfrey Phillips India Ltd.	13,685	287,955
VST Industries Ltd.	4,151	170,402
		458,357
Trading Companies & Distributors — 0.4%
IndiaMART Intermesh Ltd.(b)	14,798	997,090

Transportation Infrastructure — 0.6%
GMR Airports Infrastructure Ltd.(a)	2,271,779	1,111,044
Gujarat Pipavav Port Ltd.	290,292	377,052
		1,488,096
Wireless Telecommunication Services — 0.4%
Vodafone Idea Ltd.(a)	10,558,258	917,641

Total Common Stocks — 100.0%
(Cost: $185,146,160)		258,163,744

Preferred Stocks

Automobile Components — 0.0%
Sundaram Clayton Ltd., 0.00%	7,035,400	85,039

Total Preferred Stocks — 0.0%
(Cost: $85,302)		85,039

Total Investments — 100.0%
(Cost: $185,231,462)		258,248,783

Liabilities in Excess of Other Assets — (0.0)%		(9,498)

Net Assets — 100.0%		$258,239,285

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $356,304, representing 0.1% of its net assets as of period end, and an original cost of $378,392.

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,770,000	$—	$(1,770,000	)(b)	$—	$—	$—	—	$101,372	$2

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SGX CNX Nifty Index	18	06/29/23	$671	$4,766

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,911,784	$251,251,935	$25	$258,163,744
Preferred Stocks	—	85,039	—	85,039
	$6,911,784	$251,336,974	$25	$258,248,783

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,766	$—	$4,766

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust